Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Balance Sheet, Fair Value
The fair value of derivative instruments on our Condensed Consolidated Balance Sheets as of September 30, 2017 and December 31, 2016 were as follows:

	September 30, 2017		December 31, 2016
	Fair Value Asset Derivatives	Fair Value Liability Derivatives	Fair Value Asset Derivatives	Fair Value Liability Derivatives
Derivatives designated as hedging instruments:
Foreign currency option contracts(1)	$67	$—	$184	$—
Foreign currency forward contracts(1)	8,346	31,921	—	13
Derivatives not designated as hedging instruments:
Foreign currency option contracts	—	—	—	—
Foreign currency forward contracts(1)	$539	$2,010	$12	$162

(1)
Contracts that mature within the next 12 months are included in Other Current Assets and Other Current Liabilities for asset derivatives and liability derivatives, respectively, on our Condensed Consolidated Balance Sheets. Contracts with maturities greater than 12 months are included in Other Assets and Other Liabilities for asset derivatives and liability derivatives, respectively, on our Condensed Consolidated Balance Sheets. Amounts included in our Condensed Consolidated Balance Sheets are recorded net where a right of offset exists with the same derivative counterparty.

The fair value of derivative instruments on our Consolidated Balance Sheets as of December 31, consisted of the following:

	2016		2015
	Fair Value Asset Derivatives	Fair Value Liability Derivatives	Fair Value Asset Derivatives	Fair Value Liability Derivatives
Derivatives designated as hedging instruments:
Foreign currency option contracts(1)(2)	$184	$—	$387	$—
Foreign currency forward contracts(1)	—	13	113	—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts(1)	$12	$162	$171	$7

(1)
Contracts that mature within the next twelve months are included in Other Current Assets and Other Current Liabilities for asset derivatives and liabilities derivatives, respectively, on our Consolidated Balance Sheets.

(2)
Contracts with a maturity greater than twelve months are included in Other Assets and Other Liabilities for asset derivatives and liability derivatives, respectively, on our Consolidated Balance Sheets.

Schedule of Derivative Instruments, Gain (Loss)
The effect of foreign currency derivative instruments designated as cash flow hedges and of foreign currency derivative instruments not designated as hedges in our Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2017 was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2017		September 30, 2017
	Foreign Currency Option Contracts	Foreign Currency Forward Contracts	Foreign Currency Option Contracts	Foreign Currency Forward Contracts
Derivatives in cash flow hedging relationships:
Net loss recognized in Other Comprehensive Income, net of tax(1)	$(40)	$(4,492)	$(177)	$(14,026)
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Sales	(141)	26	(140)	(76)
Net gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Interest Income	—	374	—	823
Net loss reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Foreign Currency Transaction (Losses) Gains	—	(3,705)	—	(10,853)
Net (loss) gain recognized in earnings(2)	(7)	3	(12)	8
Derivatives not designated as hedging instruments:
Net loss recognized in earnings(3)	$—	$(2,062)	$(1,132)	$(7,369)
The effect of foreign currency derivative instruments designated as cash flow hedges and of foreign currency derivative instruments not designated as hedges in our Condensed Consolidated Statements Operations for the three and nine months ended September 30, 2016 was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2016		September 30, 2016
	Foreign Currency Option Contracts	Foreign Currency Forward Contracts	Foreign Currency Option Contracts	Foreign Currency Forward Contracts
Derivatives in cash flow hedging relationships:
Net loss recognized in Other Comprehensive Income, net of tax(1)	$(20)	$(9)	$(250)	$(74)
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Sales	(88)	37	(88)	11
Net (loss) gain recognized in earnings(2)	(11)	1	(17)	1
Derivatives not designated as hedging instruments:
Net loss recognized in earnings(3)	$—	$(330)	$—	$(2,392)

(1)	Net change in the fair value of the effective portion classified in Other Comprehensive Income.

(2)	Ineffective portion and amount excluded from effectiveness testing classified in Net Foreign Currency Transaction (Losses) Gains.

(3)	Classified in Net Foreign Currency Transaction (Losses) Gains.

The effect of foreign currency derivative instruments designated as cash flow hedges and foreign currency derivative instruments not designated as hedges in our Consolidated Statements of Earnings for the three years ended December 31 were as follows:

	2016		2015		2014
	Foreign Currency Option Contracts	Foreign Currency Forward Contracts	Foreign Currency Option Contracts	Foreign Currency Forward Contracts	Foreign Currency Option Contracts	Foreign Currency Forward Contracts
Derivatives in cash flow hedging relationships:
Net (loss) gain recognized in Other Comprehensive Loss, net of tax(1)	$(259)	$(73)	$31	$77	$—	$—
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax(2)	(148)	7	—	5	—	—
Net (loss) gain recognized in earnings(3)	(11)	2	6	(2)	—	—
Derivatives not designated as hedging instruments:
Net (loss) gain recognized in earnings(4)	$—	$(890)	$—	$4,047	$—	$2,384

(1)	Net change in the fair value of the effective portion classified in Other Comprehensive Loss.

(2)	Effective portion classified as Net Sales.

(3)	Ineffective portion and amount excluded from effectiveness testing classified in Net Foreign Currency Transaction Losses.

(4)	Classified in Net Foreign Currency Transaction Losses.